Net Income/(Loss) Per Share	12 Months Ended
May 31, 2024
Earnings Per Share [Abstract]
Net Income/(Loss) Per Share
18.	NET INCOME/(LOSS) PER SHARE
The computation of basic and diluted net income/(loss) per common share for the years ended May 31, 2022, 2023 and 2024 is as follows:

	For the years ended May 31,
	2022	2023	2024
Numerator:
Net income/(loss) attributable to New Oriental Education & Technology Group Inc.’s shareholders - basic (US$ in thousands)	(1,187,721)	177,341	309,591

Net income/(loss) attributable to New Oriental Education & Technology Group Inc.’s shareholders - diluted (US$ in thousands)	(1,187,721)	173,732	308,443

Denominator
Weighted average common shares outstanding-basic	1,696,419,232	1,678,264,547	1,653,597,432

Plus: incremental weighted average common shares from assumed vesting of NES using the treasury stock method	—	7,367,440	15,902,520

Weighted average common shares outstanding-diluted	1,696,419,232	1,685,631,987	1,669,499,952

Net income/(loss) per common share
- Basic (US$)	(0.70)	0.11	0.19
- Diluted (a) (US$)	(0.70)	0.10	0.18

(a)	For the year ended May 31, 2024, the Company does not have any securities that would have an anti-dilutive effect included in the computation of diluted net income/(loss) per common share.